Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Entity Address, State or Province	NY
Entity Address, Address Line One	101 Park Avenue
Entity Incorporation, State or Country Code	X1
City Area Code	212
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	13-6400946
Local Phone Number	441-6616
Soliciting Material	false
Document Period End Date	Nov. 10, 2026
Pre-commencement Tender Offer	false
Entity Address, City or Town	New York
Entity File Number	000-51397
Entity Central Index Key	0001329842
Entity Address Postal Zip Code	10178-0599
Entity Registrant Name	Federal Home Loan Bank of New York
Amendment Flag	false